Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes.
Tonnage taxes for the period	$ 366	$ 432	$ 338
Potential income tax in absence of exemption	$ 258	$ 10	$ 3